RESTATEMENTS OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Statement of Operations (FY) (Details) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Statement of Operations [Abstract]
Net loss	$ 4,199,914	$ (2,369,596)	$ 2,458,268	$ (414,554)	$ (4,563,349)	$ 4,288,586
Class A Common Stock Subject to Possible Redemption [Member]
Statement of Operations [Abstract]
Basic and diluted weighted average shares outstanding (in shares)					7,779,412
Basic and diluted net loss per share (in dollars per share)					$ (0.42)
Class B Non-redeemable Common Stock [Member]
Statement of Operations [Abstract]
Basic and diluted weighted average shares outstanding (in shares)					3,128,676
Basic and diluted net loss per share (in dollars per share)					$ (0.42)
Restatement No.1, Warrants [Member]
Statement of Operations [Abstract]
Net loss				$ (414,554)	$ (4,563,349)
Restatement No.1, Warrants [Member] | Class A Common Stock Subject to Possible Redemption [Member]
Statement of Operations [Abstract]
Basic and diluted weighted average shares outstanding (in shares)				11,334,984	11,334,822
Basic and diluted net loss per share (in dollars per share)				$ 0.00	$ 0.00
Restatement No.1, Warrants [Member] | Class B Non-redeemable Common Stock [Member]
Statement of Operations [Abstract]
Basic and diluted weighted average shares outstanding (in shares)				2,684,663	4,240,546
Basic and diluted net loss per share (in dollars per share)				$ (0.31)	$ (1.08)
Restatement No.1, Warrants [Member] | As Previously Reported [Member]
Statement of Operations [Abstract]
Net loss				$ (17,742)	$ (234,537)
Restatement No.1, Warrants [Member] | As Previously Reported [Member] | Class A Common Stock Subject to Possible Redemption [Member]
Statement of Operations [Abstract]
Basic and diluted weighted average shares outstanding (in shares)				0.00	12,401,730
Basic and diluted net loss per share (in dollars per share)				$ 0.00	$ 0.00
Restatement No.1, Warrants [Member] | As Previously Reported [Member] | Class B Non-redeemable Common Stock [Member]
Statement of Operations [Abstract]
Basic and diluted weighted average shares outstanding (in shares)				3,003,520	3,612,953
Basic and diluted net loss per share (in dollars per share)				$ (0.01)	$ (0.06)
Restatement No.1, Warrants [Member] | Adjustments [Member]
Statement of Operations [Abstract]
Net loss				$ (396,812)	$ (4,328,812)
Restatement No.1, Warrants [Member] | Adjustments [Member] | Class A Common Stock Subject to Possible Redemption [Member]
Statement of Operations [Abstract]
Basic and diluted weighted average shares outstanding (in shares)				11,334,984	(1,066,908)
Basic and diluted net loss per share (in dollars per share)				$ 0	$ 0
Restatement No.1, Warrants [Member] | Adjustments [Member] | Class B Non-redeemable Common Stock [Member]
Statement of Operations [Abstract]
Basic and diluted weighted average shares outstanding (in shares)				(318,857)	627,593
Basic and diluted net loss per share (in dollars per share)				$ (0.30)	$ (1.02)
Restatement No.2, Common Stock Subject to Redemption [Member]
Statement of Operations [Abstract]
Net loss					$ (4,563,349)
Restatement No.2, Common Stock Subject to Redemption [Member] | Class A Common Stock Subject to Possible Redemption [Member]
Statement of Operations [Abstract]
Basic and diluted weighted average shares outstanding (in shares)				1,356,410	7,779,412
Basic and diluted net loss per share (in dollars per share)				$ (0.10)	$ (0.42)
Restatement No.2, Common Stock Subject to Redemption [Member] | Class B Non-redeemable Common Stock [Member]
Statement of Operations [Abstract]
Basic and diluted weighted average shares outstanding (in shares)				2,919,231	3,128,676
Basic and diluted net loss per share (in dollars per share)				$ (0.10)	$ (0.42)
Restatement No.2, Common Stock Subject to Redemption [Member] | As Previously Reported [Member]
Statement of Operations [Abstract]
Net loss					$ (234,537)
Restatement No.2, Common Stock Subject to Redemption [Member] | As Previously Reported [Member] | Class A Common Stock Subject to Possible Redemption [Member]
Statement of Operations [Abstract]
Basic and diluted weighted average shares outstanding (in shares)				11,334,984	11,334,822
Basic and diluted net loss per share (in dollars per share)				$ 0	$ 0
Restatement No.2, Common Stock Subject to Redemption [Member] | As Previously Reported [Member] | Class B Non-redeemable Common Stock [Member]
Statement of Operations [Abstract]
Basic and diluted weighted average shares outstanding (in shares)				2,684,663	4,240,546
Basic and diluted net loss per share (in dollars per share)				$ (0.31)	$ (1.08)
Restatement No.2, Common Stock Subject to Redemption [Member] | Adjustments [Member]
Statement of Operations [Abstract]
Net loss					$ (4,328,812)
Restatement No.2, Common Stock Subject to Redemption [Member] | Adjustments [Member] | Class A Common Stock Subject to Possible Redemption [Member]
Statement of Operations [Abstract]
Basic and diluted weighted average shares outstanding (in shares)				(9,978,574)	(3,555,410)
Basic and diluted net loss per share (in dollars per share)				$ (0.10)	$ (0.42)
Restatement No.2, Common Stock Subject to Redemption [Member] | Adjustments [Member] | Class B Non-redeemable Common Stock [Member]
Statement of Operations [Abstract]
Basic and diluted weighted average shares outstanding (in shares)				234,568	(1,111,870)
Basic and diluted net loss per share (in dollars per share)				$ 0.21	$ 0.66